UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [  ]: Amendment Number:
                                                 -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York      November 14, 2012
--------------------------           ------------------     -------------------
        [Signature]                     [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 46
                                               -------------------
Form 13F Information Table Value Total:             $6,110,300
                                               -------------------
                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED SEPTEMBER 30, 2012

------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                         --------   -------    --- ---- ----------  -------- -----------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC       COM NEW          026874784   316,020   9,637,698  SH       SOLE                 9,637,698
AON PLC                       SHS CL A         G0408V102   148,314   2,836,376  SH       SOLE                 2,836,376
B/E AEROSPACE INC             COM              073302101    37,090     880,800  SH       SOLE                   880,800
BABCOCK & WILCOX CO NEW       COM              05615F102   140,386   5,511,816  SH       SOLE                 5,511,816
BMC SOFTWARE INC              COM              055921100   220,456   5,313,479  SH       SOLE                 5,313,479
CAPITAL ONE FINL CORP         COM              14040H105    13,783     241,759  SH       SOLE                   241,759
CARDINAL HEALTH INC           COM              14149Y108   174,269   4,471,886  SH       SOLE                 4,471,886
CHIMERA INVT CORP             COM              16934Q109    13,717   5,061,805  SH       SOLE                 5,061,805
CIGNA CORPORATION             COM              125509109   275,051   5,831,059  SH       SOLE                 5,831,059
CIT GROUP INC                 COM NEW          125581801    20,030     508,500  SH       SOLE                   508,500
CITIGROUP INC                 *W EXP 01/04/201 172967226     3,168   8,561,020  SH       SOLE                 8,561,020
CITIGROUP INC                 COM NEW          172967424   152,712   4,667,245  SH       SOLE                 4,667,245
CLEARWIRE CORP NEW            CL A             18538Q105    37,511  27,993,552  SH       SOLE                27,993,552
COMMUNITY HEALTH SYS INC NEW  COM              203668108    47,590   1,633,151  SH       SOLE                 1,633,151
COMPUTER SCIENCES CORP        COM              205363104   144,211   4,477,215  SH       SOLE                 4,477,215
CONSTELLATION BRANDS INC      CL A             21036P108    10,054     310,795  SH       SOLE                   310,795
E TRADE FINANCIAL CORP        COM NEW          269246401   101,106  11,489,265  SH       SOLE                11,489,265
ELECTRONIC ARTS INC           COM              285512109   115,566   9,106,855  SH       SOLE                 9,106,855
FIDELITY NATL INFORMATION SV  COM              31620M106   212,990   6,822,219  SH       SOLE                 6,822,219
FLEXTRONICS INTL LTD          ORD              Y2573F102   271,258  45,209,667  SH       SOLE                45,209,667
GENERAL MTRS CO               COM              37045V100    95,763   4,209,347  SH       SOLE                 4,209,347
HCA HOLDINGS INC              COM              40412C101   280,326   8,430,856  SH       SOLE                 8,430,856
HEALTH MGMT ASSOC INC NEW     CL A             421933102   215,030  25,629,276  SH       SOLE                25,629,276
HOSPIRA INC                   COM              441060100    52,494   1,599,462  SH       SOLE                 1,599,462
LAMAR ADVERTISING CO          CL A             512815101    57,330   1,547,212  SH       SOLE                 1,547,212
LIBERTY GLOBAL INC            COM SER A        530555101    52,495     864,114  SH       SOLE                   864,114
LIFE TECHNOLOGIES CORP        COM              53217V109   559,122  11,444,515  SH       SOLE                11,444,515
LIFEPOINT HOSPITALS INC       COM              53219L109   102,769   2,402,277  SH       SOLE                 2,402,277
LOWES COS INC                 COM              548661107   115,822   3,830,100  SH       SOLE                 3,830,100
MCKESSON CORP                 COM              58155Q103   301,107   3,500,027  SH       SOLE                 3,500,027
MERITOR INC                   COM              59001K100    31,406   7,406,963  SH       SOLE                 7,406,963
MUELLER WTR PRODS INC         COM SER A        624758108    59,390  12,120,383  SH       SOLE                12,120,383
PENNEY J C INC                COM              708160106   108,266   4,457,212  SH       SOLE                 4,457,212
PENTAIR INC                   COM              709631105   118,973   2,672,959  SH       SOLE                 2,672,959
ROVI CORP                     COM              779376102   116,586   8,034,895  SH       SOLE                 8,034,895
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106     7,297     245,100  SH       SOLE                   245,100
SIRIUS XM RADIO INC           COM              82967N108   104,074  40,182,920  SH       SOLE                40,182,920
SPRINT NEXTEL CORP            COM SER 1        852061100    69,111  12,520,188  SH       SOLE                12,520,188
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109    74,683   7,153,564  SH       SOLE                 7,153,564
TENET HEALTHCARE CORP         COM              88033G100   331,205  52,823,831  SH       SOLE                52,823,831
THERMO FISHER SCIENTIFIC INC  COM              883556102   236,801   4,025,181  SH       SOLE                 4,025,181
TIME WARNER CABLE INC         COM              88732J207    78,552     826,340  SH       SOLE                   826,340
TYCO INTERNATIONAL LTD        SHS              H89128104    94,525   1,680,152  SH       SOLE                 1,680,152
UNWIRED PLANET INC NEW        COM              91531F103     2,887   1,503,543  SH       SOLE                 1,503,543
URS CORP NEW                  COM              903236107   131,708   3,730,040  SH       SOLE                 3,730,040
XEROX CORP                    COM              984121103   257,296  35,053,968  SH       SOLE                35,053,968